EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of earnings per share [Abstract]
Schedule of Earnings per Share

	2021	2020	2019
	£m	£m	£m
Profit attributable to ordinary shareholders – basic and diluted	5,355	865	2,459

	2021	2020	2019
	million	million	million
Weighted-average number of ordinary shares in issue – basic	70,937	70,606	70,603
Adjustment for share options and awards	848	650	682
Weighted-average number of ordinary shares in issue – diluted	71,785	71,256	71,285
Basic earnings per share	7.5p	1.2p	3.5p
Diluted earnings per share	7.5p	1.2p	3.4p